AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Aerospace & Defense — 4.8%
Northrop Grumman Corp.	29,683	$13,274,831
Raytheon Technologies Corp.	347,937	34,470,119
		47,744,950
Air Freight & Logistics — 2.3%
United Parcel Service, Inc. (Class B Stock)	104,391	22,387,694
Banks — 6.2%
Bank of America Corp.	503,240	20,743,553
JPMorgan Chase & Co.	109,635	14,945,443
PNC Financial Services Group, Inc. (The)	77,409	14,278,090
U.S. Bancorp	209,076	11,112,389
		61,079,475
Beverages — 2.5%
Coca-Cola Co. (The)	393,016	24,366,992
Capital Markets — 1.6%
Blackstone, Inc.	129,038	16,380,084
Chemicals — 5.9%
Ecolab, Inc.	78,276	13,820,410
Linde PLC (United Kingdom)	73,741	23,555,088
PPG Industries, Inc.	162,370	21,281,836
		58,657,334
Commercial Services & Supplies — 1.7%
Waste Management, Inc.	105,085	16,655,973
Communications Equipment — 1.4%
Cisco Systems, Inc.	249,123	13,891,099
Construction Materials — 1.8%
Vulcan Materials Co.	96,702	17,764,157
Diversified Financial Services — 2.4%
Apollo Global Management, Inc.	391,591	24,274,726
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	405,561	20,659,277
Electric Utilities — 2.7%
Edison International	218,019	15,283,132
NextEra Energy, Inc.	132,624	11,234,579
		26,517,711
Entertainment — 1.3%
Walt Disney Co. (The)*	97,397	13,358,973
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	62,571	15,719,087
Boston Properties, Inc.	67,790	8,731,352
		24,450,439
Food Products — 3.9%
Mondelez International, Inc. (Class A Stock)	313,456	19,678,768
Nestle SA (Switzerland), ADR	143,685	18,693,418
		38,372,186
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.1%
Becton, Dickinson & Co.	80,305	$21,361,130
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	48,103	24,531,087
Household Products — 2.1%
Procter & Gamble Co. (The)	134,835	20,602,788
Insurance — 5.2%
American International Group, Inc.	246,493	15,472,366
MetLife, Inc.	226,144	15,893,400
Travelers Cos., Inc. (The)	110,217	20,139,952
		51,505,718
IT Services — 3.8%
Mastercard, Inc. (Class A Stock)	47,948	17,135,656
Visa, Inc. (Class A Stock)(a)	93,222	20,673,843
		37,809,499
Machinery — 0.4%
Otis Worldwide Corp.	56,915	4,379,609
Media — 2.6%
Comcast Corp. (Class A Stock)	560,400	26,237,928
Multi-Utilities — 3.0%
Public Service Enterprise Group, Inc.	97,742	6,841,940
Sempra Energy	137,986	23,198,206
		30,040,146
Oil, Gas & Consumable Fuels — 8.1%
Chesapeake Energy Corp.(a)	71,980	6,262,260
Enbridge, Inc. (Canada)(a)	597,025	27,516,882
EQT Corp.	174,740	6,012,804
Pioneer Natural Resources Co.	49,572	12,394,487
Williams Cos., Inc. (The)	849,654	28,386,940
		80,573,373
Pharmaceuticals — 7.0%
Johnson & Johnson	122,132	21,645,454
Merck & Co., Inc.	250,014	20,513,649
Pfizer, Inc.	337,163	17,454,929
Zoetis, Inc.	50,565	9,536,053
		69,150,085
Road & Rail — 2.3%
Union Pacific Corp.	82,866	22,639,820
Semiconductors & Semiconductor Equipment — 3.2%
Broadcom, Inc.	16,696	10,513,137
Intel Corp.	208,770	10,346,641
Texas Instruments, Inc.	57,030	10,463,865
		31,323,643
Software — 6.6%
Microsoft Corp.	165,313	50,967,651
Oracle Corp.	176,758	14,623,189
		65,590,840
Specialty Retail — 2.1%
Home Depot, Inc. (The)	68,178	20,407,721
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	256,222	$44,738,923

Total Long-Term Investments (cost $684,329,105)		977,453,380
Short-Term Investments — 4.9%
Affiliated Mutual Fund — 3.6%
PGIM Institutional Money Market Fund (cost $35,743,445; includes $35,737,474 of cash collateral for securities on loan)(b)(we)	35,779,450	35,747,248
Unaffiliated Fund — 1.3%
Fidelity Government Portfolio (Institutional Shares)	13,439,400	13,439,400
(cost $13,439,400)

Total Short-Term Investments (cost $49,182,845)		49,186,648

TOTAL INVESTMENTS—103.5% (cost $733,511,950)		1,026,640,028

Liabilities in excess of other assets — (3.5)%		(34,998,169)

Net Assets — 100.0%		$991,641,859

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,659,353; cash collateral of $35,737,474 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2